Fair value of financial instruments - Significant unobservable inputs (Narrative) (Details) - Level 3 of fair value hierarchy [member] - Derivative credit valuation adjustments [member] - Credit spread
	Dec. 31, 2020	Dec. 31, 2019
Max [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1831	0.162
Min [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0017	0.0041